Loss per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss per Share
Anti-dilutive warrants excluded from the diluted EPS calculation	1,800,000
Comprehensive income	€ (410,830)	€ (188,435)	€ (63,590)
Weighted average number of ordinary shares outstanding	214,858,203	193,722,062	169,224,125
Basic earnings (loss) per share	€ (1.91)	€ (0.97)	€ (0.38)
Diluted earnings (loss) per share	€ (1.79)	€ (0.97)	€ (0.38)